UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2021
Vanguard Windsor™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Windsor Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,445.00	$1.82
Admiral™ Shares	1,000.00	1,445.40	1.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.31	$1.51
Admiral Shares	1,000.00	1,023.80	1.00
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.30% for Investor Shares and 0.20% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Windsor Fund
Fund Allocation
As of April 30, 2021
Communication Services	3.6%
Consumer Discretionary	11.1
Consumer Staples	4.6
Energy	6.1
Financials	24.6
Health Care	13.0
Industrials	8.0
Information Technology	13.4
Materials	3.9
Real Estate	5.6
Utilities	6.1
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Windsor Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.9%)
Communication Services (3.5%)
*	T-Mobile US Inc.	2,703,081	357,158
*	Alphabet Inc. Class A	79,020	185,974
	Electronic Arts Inc.	937,778	133,239
*	Charter Communications Inc. Class A	191,309	128,837
	Verizon Communications Inc.	220,056	12,717
			817,925
Consumer Discretionary (10.9%)
*	Dollar Tree Inc.	2,487,668	285,833
	Lear Corp.	1,287,305	236,658
*	Compass Group plc	10,561,979	229,768
*	Gildan Activewear Inc.	6,528,044	226,458
*	PVH Corp.	1,755,621	198,701
*	Ford Motor Co.	15,918,728	183,702
	VF Corp.	1,913,631	167,749
*	CarMax Inc.	1,247,843	166,263
*	Mohawk Industries Inc.	793,348	163,033
*	General Motors Co.	2,719,996	155,638
	Newell Brands Inc.	5,632,130	151,842
*	Las Vegas Sands Corp.	2,222,301	136,138
	TJX Cos. Inc.	1,356,819	96,334
*	Skechers USA Inc. Class A	1,637,717	79,413
*	Booking Holdings Inc.	28,294	69,776
			2,547,306
Consumer Staples (4.5%)
	Philip Morris International Inc.	3,557,698	337,981
	Keurig Dr Pepper Inc.	8,196,949	293,861
	Tyson Foods Inc. Class A	2,757,268	213,551
	Archer-Daniels-Midland Co.	1,647,158	103,985
	Sysco Corp.	975,299	82,637
	Kellogg Co.	535,631	33,434
			1,065,449
Energy (5.9%)
	Halliburton Co.	12,292,314	240,438
	Canadian Natural Resources Ltd.	7,818,393	237,523
	Exxon Mobil Corp.	3,089,288	176,831
	Baker Hughes Co. Class A	7,266,569	145,913
	NOV Inc.	8,378,161	125,253
4

Windsor Fund
		Shares	Market Value• ($000)
[1]	Royal Dutch Shell plc Class A ADR	3,001,631	114,062
	Schlumberger NV	3,959,868	107,114
	Diamondback Energy Inc.	1,294,074	105,765
	ConocoPhillips	1,654,208	84,596
	Cenovus Energy Inc.	6,621,254	51,447
			1,388,942
Financials (24.1%)
	Bank of America Corp.	17,923,130	726,424
	MetLife Inc.	7,244,536	460,970
	Charles Schwab Corp.	5,882,358	414,118
	Raymond James Financial Inc.	2,985,946	390,502
	Chubb Ltd.	1,982,794	340,228
	Equitable Holdings Inc.	9,612,688	329,042
	Wells Fargo & Co.	6,551,977	295,167
*	Athene Holding Ltd. Class A	4,688,751	279,778
	Capital One Financial Corp.	1,755,544	261,717
	M&T Bank Corp.	1,633,926	257,654
	American International Group Inc.	4,745,297	229,910
	Zions Bancorp NA	3,839,750	214,258
	S&P Global Inc.	523,547	204,388
	Citigroup Inc.	2,779,032	197,978
	JPMorgan Chase & Co.	1,102,065	169,509
	Travelers Cos. Inc.	975,949	150,940
	Goldman Sachs Group Inc.	406,137	141,518
	Voya Financial Inc.	1,996,494	135,402
	ING Groep NV ADR	9,676,882	123,283
	Axis Capital Holdings Ltd.	1,829,345	102,077
	Unum Group	2,655,523	75,045
	Morgan Stanley	850,884	70,240
	UBS Group AG (Registered)	2,753,680	42,104
	Invesco Ltd.	852,369	23,014
			5,635,266
Health Care (12.7%)
	UnitedHealth Group Inc.	895,956	357,307
	CVS Health Corp.	4,408,952	336,844
	Medtronic plc	1,913,797	250,554
*	Boston Scientific Corp.	4,470,116	194,897
*	Centene Corp.	3,115,386	192,344
	Eli Lilly & Co.	1,019,330	186,303
*	Vertex Pharmaceuticals Inc.	783,203	170,895
[1]	AstraZeneca plc ADR	2,957,921	156,977
*	Regeneron Pharmaceuticals Inc.	299,649	144,221
*	Seagen Inc.	987,182	141,917
	Anthem Inc.	370,046	140,392
	McKesson Corp.	700,633	131,411
	Sanofi	1,144,454	119,987
	Bristol-Myers Squibb Co.	1,415,124	88,332
	Cardinal Health Inc.	1,305,773	78,790
	Pfizer Inc.	2,033,820	78,607
	Cigna Corp.	298,096	74,229
*	Biogen Inc.	272,471	72,840
	Amgen Inc.	269,795	64,654
			2,981,501
5

Windsor Fund
		Shares	Market Value• ($000)
Industrials (7.8%)
	Westinghouse Air Brake Technologies Corp.	5,477,503	449,539
	Raytheon Technologies Corp.	4,230,887	352,179
	General Electric Co.	21,151,885	277,513
	Leidos Holdings Inc.	2,102,787	212,970
	Stanley Black & Decker Inc.	634,919	131,282
	Textron Inc.	2,033,758	130,649
	JB Hunt Transport Services Inc.	727,497	124,191
*	Airbus SE	1,011,955	121,697
	Dover Corp.	218,597	32,612
			1,832,632
Information Technology (13.1%)
	Cognizant Technology Solutions Corp. Class A	4,806,667	386,456
	Cisco Systems Inc.	7,362,280	374,814
	Broadcom Inc.	542,940	247,689
	Amdocs Ltd.	3,037,038	233,062
*	FleetCor Technologies Inc.	775,018	222,988
*,1	VMware Inc. Class A	1,327,458	213,495
*	GoDaddy Inc. Class A	2,407,113	208,986
	Hewlett Packard Enterprise Co.	11,420,593	182,958
*	F5 Networks Inc.	944,991	176,486
*	Micron Technology Inc.	1,872,658	161,180
	Genpact Ltd.	2,653,110	126,102
	Oracle Corp.	1,635,666	123,967
	NXP Semiconductors NV	531,782	102,373
	KLA Corp.	317,969	100,272
*	Lumentum Holdings Inc.	1,159,958	98,654
	Samsung Electronics Co. Ltd.	942,669	68,707
	Juniper Networks Inc.	1,995,063	50,655
			3,078,844
Materials (3.9%)
	Reliance Steel & Aluminum Co.	1,445,771	231,772
	Celanese Corp. Class A	1,416,355	221,872
	Dow Inc.	2,664,763	166,548
	FMC Corp.	1,246,434	147,378
	PPG Industries Inc.	788,304	134,989
			902,559
Other (0.0%)
*	Allstar Coinv LLC	1,647,100	2,044
Real Estate (5.5%)
	American Tower Corp.	1,228,542	312,996
	VICI Properties Inc.	9,546,539	302,625
	Americold Realty Trust	5,988,855	241,890
	Camden Property Trust	1,230,247	148,220
	Digital Realty Trust Inc.	940,117	145,069
	Equinix Inc.	191,298	137,880
			1,288,680
Utilities (6.0%)
	Exelon Corp.	6,990,599	314,158
	Duke Energy Corp.	2,083,307	209,768
	Edison International	3,310,563	196,813
	Pinnacle West Capital Corp.	2,107,564	178,405
	NRG Energy Inc.	4,303,566	154,154
6

Windsor Fund
		Shares	Market Value• ($000)
	Consolidated Edison Inc.	1,545,010	119,599
	Avangrid Inc.	2,237,135	113,870
*	Iberdrola SA (XMAD)	8,092,906	109,367
			1,396,134
Total Common Stocks (Cost $16,331,314)			22,937,282
Temporary Cash Investments (3.6%)
Money Market Fund (3.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.068%	7,131,919	713,192
		Face Amount ($000)
Repurchase Agreement (0.5%)
	Bank of America Securities LLC 0.010%, 5/3/21 (Dated 4/30/21, Repurchase Value $122,600,000, collateralized by Federal National Mortgage Association 2.000%–2.500%, 2/1/36–6/1/50, with a value of $125,052,000)	122,600	122,600
Total Temporary Cash Investments (Cost $835,755)			835,792
Total Investments (101.5%) (Cost $17,167,069)			23,773,074
Other Assets and Liabilities—Net (-1.5%)			(345,635)
Net Assets (100%)			23,427,439
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $316,051,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $322,454,000 was received for securities on loan, of which $322,092,000 is held in Vanguard Market Liquidity Fund and $362,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	1,581	329,986	6,197

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,453,914)	23,059,882
Affiliated Issuers (Cost $713,155)	713,192
Total Investments in Securities	23,773,074
Investment in Vanguard	829
Cash	362
Cash Collateral Pledged—Futures Contracts	17,394
Receivables for Investment Securities Sold	199,684
Receivables for Accrued Income	10,210
Receivables for Capital Shares Issued	8,787
Total Assets	24,010,340
Liabilities
Due to Custodian	47,525
Payables for Investment Securities Purchased	180,912
Collateral for Securities on Loan	322,454
Payables to Investment Advisor	3,759
Payables for Capital Shares Redeemed	25,200
Payables to Vanguard	759
Variation Margin Payable—Futures Contracts	2,292
Total Liabilities	582,901
Net Assets	23,427,439
At April 30, 2021, net assets consisted of:

Paid-in Capital	15,685,635
Total Distributable Earnings (Loss)	7,741,804
Net Assets	23,427,439

Investor Shares—Net Assets
Applicable to 241,117,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,004,589
Net Asset Value Per Share—Investor Shares	$24.90

Admiral Shares—Net Assets
Applicable to 207,431,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,422,850
Net Asset Value Per Share—Admiral Shares	$83.99

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	193,011
Interest[2]	238
Securities Lending—Net	360
Total Income	193,609
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,383
Performance Adjustment	(6,424)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,988
Management and Administrative—Admiral Shares	9,453
Marketing and Distribution—Investor Shares	156
Marketing and Distribution—Admiral Shares	194
Custodian Fees	646
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	5
Total Expenses	23,426
Net Investment Income	170,183
Realized Net Gain (Loss)
Investment Securities Sold[2]	978,763
Futures Contracts	54,075
Foreign Currencies	(22)
Realized Net Gain (Loss)	1,032,816
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	6,273,448
Futures Contracts	16,500
Foreign Currencies	(23)
Change in Unrealized Appreciation (Depreciation)	6,289,925
Net Increase (Decrease) in Net Assets Resulting from Operations	7,492,924
1	Dividends are net of foreign withholding taxes of $1,962,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $192,000, $3,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	170,183	393,487
Realized Net Gain (Loss)	1,032,816	1,453,321
Change in Unrealized Appreciation (Depreciation)	6,289,925	(2,814,038)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,492,924	(967,230)
Distributions
Investor Shares	(377,667)	(459,718)
Admiral Shares	(1,075,780)	(1,481,286)
Total Distributions	(1,453,447)	(1,941,004)
Capital Share Transactions
Investor Shares	(149,871)	647,387
Admiral Shares	272,792	329,826
Net Increase (Decrease) from Capital Share Transactions	122,921	977,213
Total Increase (Decrease)	6,162,398	(1,931,021)
Net Assets
Beginning of Period	17,265,041	19,196,062
End of Period	23,427,439	17,265,041

See accompanying Notes, which are an integral part of the Financial Statements.
10

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.55	$21.76	$22.02	$23.38	$19.70	$21.06
Investment Operations
Net Investment Income	.172[1]	.408[1]	.419[1]	.417[1]	.363[1]	.394
Net Realized and Unrealized Gain (Loss) on Investments	7.771	(1.412)	1.700	(.753)	4.345	(.168)
Total from Investment Operations	7.943	(1.004)	2.119	(.336)	4.708	.226
Distributions
Dividends from Net Investment Income	(.216)	(.420)	(.426)	(.378)	(.433)	(.317)
Distributions from Realized Capital Gains	(1.377)	(1.786)	(1.953)	(.646)	(.595)	(1.269)
Total Distributions	(1.593)	(2.206)	(2.379)	(1.024)	(1.028)	(1.586)
Net Asset Value, End of Period	$24.90	$18.55	$21.76	$22.02	$23.38	$19.70
Total Return[2]	44.50%	-5.64%	11.59%	-1.69%	24.53%	1.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,005	$4,570	$4,549	$4,468	$5,191	$4,896
Ratio of Total Expenses to Average Net Assets[3]	0.30%	0.29%	0.30%	0.31%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.57%	2.14%	2.04%	1.76%	1.66%	2.01%
Portfolio Turnover Rate	17%	51%	39%	33%	26%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.07%), (0.05%), (0.05%), (0.05%), and (0.06%)

See accompanying Notes, which are an integral part of the Financial Statements.
11

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$62.58	$73.41	$74.29	$78.88	$66.48	$71.04
Investment Operations
Net Investment Income	.615[1]	1.448[1]	1.484[1]	1.484[1]	1.295[1]	1.398
Net Realized and Unrealized Gain (Loss) on Investments	26.199	(4.770)	5.735	(2.538)	14.650	(.545)
Total from Investment Operations	26.814	(3.322)	7.219	(1.054)	15.945	.853
Distributions
Dividends from Net Investment Income	(.759)	(1.485)	(1.509)	(1.358)	(1.538)	(1.134)
Distributions from Realized Capital Gains	(4.645)	(6.023)	(6.590)	(2.178)	(2.007)	(4.279)
Total Distributions	(5.404)	(7.508)	(8.099)	(3.536)	(3.545)	(5.413)
Net Asset Value, End of Period	$83.99	$62.58	$73.41	$74.29	$78.88	$66.48
Total Return[2]	44.54%	-5.55%	11.71%	-1.59%	24.63%	1.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,423	$12,695	$14,647	$13,948	$14,366	$11,703
Ratio of Total Expenses to Average Net Assets[3]	0.20%	0.19%	0.20%	0.21%	0.21%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.24%	2.14%	1.86%	1.76%	2.11%
Portfolio Turnover Rate	17%	51%	39%	33%	26%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.07%), (0.05%), (0.05%), (0.05%), and (0.06%)

See accompanying Notes, which are an integral part of the Financial Statements.
12

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and
13

Windsor Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to
14

Windsor Fund
the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in
15

Windsor Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $6,424,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $829,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Windsor Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,285,712	651,570	—	22,937,282
Temporary Cash Investments	713,192	122,600	—	835,792
Total	22,998,904	774,170	—	23,773,074
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,197	—	—	6,197
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,178,228
Gross Unrealized Appreciation	6,907,218
Gross Unrealized Depreciation	(306,175)
Net Unrealized Appreciation (Depreciation)	6,601,043
F.	During the six months ended April 30, 2021, the fund purchased $3,509,384,000 of investment securities and sold $4,575,463,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	214,345	9,401	754,962	45,996
Issued in Connection with Acquisition of Vanguard Capital Value Fund	—	—	696,113	37,613
Issued in Lieu of Cash Distributions	367,593	17,656	446,705	21,481
Redeemed	(731,809)	(32,229)	(1,250,393)	(67,795)
Net Increase (Decrease)—Investor Shares	(149,871)	(5,172)	647,387	37,295
17

Windsor Fund
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	727,441	9,356	1,082,877	17,290
Issued in Lieu of Cash Distributions	1,005,089	14,319	1,385,454	19,747
Redeemed	(1,459,738)	(19,114)	(2,138,505)	(33,692)
Net Increase (Decrease)—Admiral Shares	272,792	4,561	329,826	3,345
H.	Management has determined that no other events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings
19

recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.
The board did not consider the profitability of Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q222 062021

Semiannual Report   |   April 30, 2021
Vanguard Windsor™ II Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	20
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2021
Windsor II Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,381.80	$2.01
Admiral™ Shares	1,000.00	1,382.50	1.54
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.11	$1.71
Admiral Shares	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Windsor II Fund
Fund Allocation
As of April 30, 2021
Communication Services	8.0%
Consumer Discretionary	10.9
Consumer Staples	4.8
Energy	4.5
Financials	20.0
Health Care	17.3
Industrials	8.2
Information Technology	21.1
Materials	2.1
Real Estate	1.7
Utilities	0.6
Other	0.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Windsor II Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.7%)
Communication Services (7.7%)
*	Alphabet Inc. Class A	702,265	1,652,781
*	Alphabet Inc. Class C	292,365	704,635
*	Facebook Inc. Class A	1,722,738	560,028
*	Twitter Inc.	4,540,000	250,699
	News Corp. Class A	8,603,610	225,372
*	Discovery Inc. Class C	6,905,548	223,118
*	Walt Disney Co.	1,178,862	219,292
	Vodafone Group plc ADR	10,811,932	204,886
	Comcast Corp. Class A	2,884,213	161,948
	Omnicom Group Inc.	913,679	75,159
	Interpublic Group of Cos. Inc.	2,230,783	70,827
			4,348,745
Consumer Discretionary (10.5%)
	Lennar Corp. Class A	6,047,759	626,548
*	General Motors Co.	9,703,902	555,257
	McDonald's Corp.	2,188,469	516,654
	Lowe's Cos. Inc.	2,293,163	450,033
	Dollar General Corp.	1,606,937	345,090
[1]	Sony Corp. ADR	3,375,000	338,040
	DR Horton Inc.	3,372,510	331,484
*	Dollar Tree Inc.	2,774,904	318,836
	Home Depot Inc.	912,660	295,401
	Starbucks Corp.	2,513,510	287,772
*	Aptiv plc	1,858,543	267,426
	Magna International Inc.	2,812,932	265,597
	Cie Generale des Etablissements Michelin SCA ADR	8,570,000	248,016
*	Booking Holdings Inc.	85,400	210,603
	Daimler AG (Registered)	2,159,229	192,169
	Ross Stores Inc.	1,211,380	158,618
	Bayerische Motoren Werke AG	1,371,126	137,401
	Harley-Davidson Inc.	1,971,673	95,370
*	O'Reilly Automotive Inc.	170,583	94,312
	Genuine Parts Co.	496,042	61,990
*	Adient plc	1,311,943	60,795
*	Goodyear Tire & Rubber Co.	3,226,296	55,524
	Lennar Corp. Class B	46,457	3,743
			5,916,679

Windsor II Fund
		Shares	Market Value• ($000)
Consumer Staples (4.6%)
	Coca-Cola Co.	11,667,954	629,836
	Procter & Gamble Co.	4,270,093	569,716
	PepsiCo Inc.	2,460,473	354,702
	Unilever plc ADR	3,871,398	227,329
	Tyson Foods Inc. Class A	2,787,779	215,913
	Sysco Corp.	2,466,278	208,968
	Nestle SA (Registered)	1,050,073	125,306
	Mondelez International Inc. Class A	2,026,888	123,255
	Walgreens Boots Alliance Inc.	2,100,000	111,510
	Unilever plc (XLON)	623,592	36,528
			2,603,063
Energy (4.3%)
	ConocoPhillips	7,751,334	396,403
	Marathon Oil Corp.	26,018,487	292,968
	APA Corp.	11,201,377	224,028
	Hess Corp.	2,939,167	218,997
	Halliburton Co.	11,140,235	217,903
[1]	Royal Dutch Shell plc Class A ADR	4,873,612	185,197
	Cabot Oil & Gas Corp.	10,471,000	174,552
	Suncor Energy Inc.	7,518,132	161,038
	Phillips 66	1,990,000	161,011
	NOV Inc.	10,076,888	150,650
	Marathon Petroleum Corp.	1,680,189	93,503
	Schlumberger NV	2,915,800	78,872
	Baker Hughes Co. Class A	3,043,100	61,105
	Murphy Oil Corp.	2,182,252	36,946
			2,453,173
Financials (19.1%)
	Wells Fargo & Co.	25,687,008	1,157,200
	Bank of America Corp.	26,032,707	1,055,106
	Citigroup Inc.	13,640,958	971,782
	JPMorgan Chase & Co.	6,000,301	922,906
	Intercontinental Exchange Inc.	6,004,149	706,748
	American International Group Inc.	13,087,256	634,078
	American Express Co.	3,553,707	544,961
	PNC Financial Services Group Inc.	2,569,755	480,416
	Capital One Financial Corp.	2,453,000	365,693
	Commerce Bancshares Inc.	4,348,061	338,323
	Marsh & McLennan Cos. Inc.	2,343,356	317,993
	Goldman Sachs Group Inc.	816,749	284,596
	Ameriprise Financial Inc.	1,057,000	273,129
	Cincinnati Financial Corp.	2,192,000	246,995
	East West Bancorp Inc.	2,710,000	206,366
	Cullen/Frost Bankers Inc.	1,702,000	204,342
	Bank of New York Mellon Corp.	4,029,434	200,988
*	Berkshire Hathaway Inc. Class B	728,900	200,411
	Chubb Ltd.	1,121,000	192,352
	Travelers Cos. Inc.	1,204,992	186,364
	BNP Paribas SA	2,782,700	178,420
	Truist Financial Corp.	2,831,319	167,925
	Hartford Financial Services Group Inc.	2,324,200	153,304
	Equitable Holdings Inc.	4,003,740	137,048
	Citizens Financial Group Inc.	2,678,151	123,945
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	107,062

Windsor II Fund
		Shares	Market Value• ($000)
	CIT Group Inc.	1,947,710	103,793
	Discover Financial Services	627,378	71,521
	Synchrony Financial	1,589,451	69,523
	State Street Corp.	665,188	55,843
	Natwest Group plc	18,703,800	50,759
	China Construction Bank Corp. Class H	51,864,000	40,938
	Sumitomo Mitsui Financial Group Inc.	963,900	33,861
*	Banco de Sabadell SA	36,345,074	23,011
			10,807,702
Health Care (16.5%)
	Medtronic plc	10,458,073	1,369,171
	Johnson & Johnson	6,783,277	1,103,843
	UnitedHealth Group Inc.	2,037,915	812,720
	Danaher Corp.	3,128,904	794,554
	Anthem Inc.	2,003,738	760,198
	HCA Healthcare Inc.	2,229,500	448,263
	Cigna Corp.	1,502,773	374,206
	Humana Inc.	782,618	348,453
	Thermo Fisher Scientific Inc.	642,553	302,148
*	Boston Scientific Corp.	6,679,168	291,212
	Amgen Inc.	1,116,000	267,438
	Pfizer Inc.	6,548,831	253,112
	Alcon Inc.	3,105,000	234,210
	Zoetis Inc.	1,346,898	233,054
*	IQVIA Holdings Inc.	957,951	224,822
*	Elanco Animal Health Inc.	6,499,000	206,083
	Roche Holding AG	566,900	184,898
	Novartis AG ADR	1,947,000	165,962
[1]	GlaxoSmithKline plc ADR	4,176,194	155,939
*	Laboratory Corp. of America Holdings	502,377	133,567
*	Centene Corp.	2,061,188	127,258
	Sanofi ADR	2,209,191	115,695
*	Maravai LifeSciences Holdings Inc. Class A	2,540,642	98,856
	Zimmer Biomet Holdings Inc.	440,508	78,040
	Bristol-Myers Squibb Co.	1,123,900	70,154
	CVS Health Corp.	826,000	63,106
	AbbVie Inc.	544,967	60,764
*	Biogen Inc.	150,011	40,102
	Merck & Co. Inc.	442,329	32,954
			9,350,782
Industrials (7.9%)
	Honeywell International Inc.	2,924,748	652,336
	General Electric Co.	39,922,984	523,789
	FedEx Corp.	1,484,977	431,104
	Norfolk Southern Corp.	1,379,985	385,347
	Parker-Hannifin Corp.	979,000	307,220
	Waste Management Inc.	2,135,940	294,696
	Johnson Controls International plc	4,410,000	274,919
	Xylem Inc.	2,400,000	265,560
	Allegion plc	1,836,000	246,722
	CNH Industrial NV	15,693,799	232,896
	General Dynamics Corp.	1,018,000	193,654
	Cummins Inc.	714,472	180,075
	Caterpillar Inc.	738,613	168,485
	Raytheon Technologies Corp.	1,531,400	127,474

Windsor II Fund
		Shares	Market Value• ($000)
	Stanley Black & Decker Inc.	334,890	69,245
	PACCAR Inc.	700,920	62,999
*	Fluor Corp.	1,993,085	45,801
			4,462,322
Information Technology (20.2%)
	Microsoft Corp.	10,878,462	2,743,330
	Apple Inc.	7,682,889	1,009,993
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,298,485	735,285
	Visa Inc. Class A	2,662,135	621,768
	Samsung Electronics Co. Ltd.	8,514,100	620,554
*	Adobe Inc.	1,037,199	527,250
*	Micron Technology Inc.	5,621,323	483,827
	Texas Instruments Inc.	2,282,946	412,095
*	ANSYS Inc.	1,042,000	381,018
	Cisco Systems Inc.	7,304,867	371,891
	Analog Devices Inc.	2,309,512	353,725
	Microchip Technology Inc.	2,092,000	314,407
	QUALCOMM Inc.	2,191,000	304,111
*	PayPal Holdings Inc.	1,068,000	280,126
	Oracle Corp.	3,134,325	237,550
	Amphenol Corp. Class A	3,350,112	225,596
	Accenture plc Class A	769,234	223,055
*	salesforce.com Inc.	863,772	198,944
	Corning Inc.	4,483,651	198,222
*	F5 Networks Inc.	1,057,700	197,536
	Fidelity National Information Services Inc.	1,165,634	178,225
	TE Connectivity Ltd.	1,179,766	158,643
	Hewlett Packard Enterprise Co.	9,685,341	155,159
	Telefonaktiebolaget LM Ericsson ADR	10,016,480	138,127
	Applied Materials Inc.	884,482	117,380
	CDW Corp.	651,886	116,251
*	Palo Alto Networks Inc.	276,009	97,539
			11,401,607
Materials (2.0%)
	Corteva Inc.	6,961,000	339,418
	Martin Marietta Materials Inc.	807,000	284,968
	RPM International Inc.	2,570,000	243,739
	Avery Dennison Corp.	700,226	149,967
	International Paper Co.	1,810,629	105,017
			1,123,109
Other (0.7%)
	SPDR S&P 500 ETF Trust	970,172	404,853
Real Estate (1.6%)
	Prologis Inc.	3,145,211	366,511
	Crown Castle International Corp.	1,627,000	307,601
	Sun Communities Inc.	720,000	120,117
	Equity LifeStyle Properties Inc.	1,600,000	111,040
			905,269
Utilities (0.6%)
	PPL Corp.	9,306,403	271,096
	Southern Co.	994,110	65,780
			336,876
Total Common Stocks (Cost $33,055,792)			54,114,180

Windsor II Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $2,408,610)	24,087,925	2,408,793
Total Investments (100.0%) (Cost $35,464,402)			56,522,973
Other Assets and Liabilities—Net (0.0%)			(2,260)
Net Assets (100%)			56,520,713
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,851,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $60,241,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	5,283	1,102,668	54,617

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,055,792)	54,114,180
Affiliated Issuers (Cost $2,408,610)	2,408,793
Total Investments in Securities	56,522,973
Investment in Vanguard	1,974
Cash Collateral Pledged—Futures Contracts	58,117
Receivables for Investment Securities Sold	14,040
Receivables for Accrued Income	44,837
Receivables for Capital Shares Issued	27,125
Total Assets	56,669,066
Liabilities
Due to Custodian	7,559
Payables for Investment Securities Purchased	38,995
Collateral for Securities on Loan	60,241
Payables to Investment Advisor	16,409
Payables for Capital Shares Redeemed	14,975
Payables to Vanguard	2,517
Variation Margin Payable—Futures Contracts	7,657
Total Liabilities	148,353
Net Assets	56,520,713
At April 30, 2021, net assets consisted of:

Paid-in Capital	33,419,814
Total Distributable Earnings (Loss)	23,100,899
Net Assets	56,520,713

Investor Shares—Net Assets
Applicable to 316,175,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,257,558
Net Asset Value Per Share—Investor Shares	$45.09

Admiral Shares—Net Assets
Applicable to 528,157,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,263,155
Net Asset Value Per Share—Admiral Shares	$80.02

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	394,538
Interest[2]	817
Securities Lending—Net	487
Total Income	395,842
Expenses
Investment Advisory Fees—Note B
Basic Fee	31,638
Performance Adjustment	(315)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	13,673
Management and Administrative—Admiral Shares	25,533
Marketing and Distribution—Investor Shares	369
Marketing and Distribution—Admiral Shares	485
Custodian Fees	115
Shareholders’ Reports—Investor Shares	161
Shareholders’ Reports—Admiral Shares	98
Trustees’ Fees and Expenses	10
Total Expenses	71,767
Net Investment Income	324,075
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,752,208
Futures Contracts	91,536
Foreign Currencies	(425)
Realized Net Gain (Loss)	1,843,319
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	13,583,510
Futures Contracts	77,313
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	13,660,832
Net Increase (Decrease) in Net Assets Resulting from Operations	15,828,226
1	Dividends are net of foreign withholding taxes of $9,078,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $817,000, $107,000, and ($106,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	324,075	722,332
Realized Net Gain (Loss)	1,843,319	3,203,815
Change in Unrealized Appreciation (Depreciation)	13,660,832	(2,732,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,828,226	1,193,307
Distributions
Investor Shares	(797,174)	(1,132,159)
Admiral Shares	(2,302,954)	(3,219,357)
Total Distributions	(3,100,128)	(4,351,516)
Capital Share Transactions
Investor Shares	(25,189)	(360,690)
Admiral Shares	1,829,465	(633,591)
Net Increase (Decrease) from Capital Share Transactions	1,804,276	(994,281)
Total Increase (Decrease)	14,532,374	(4,152,490)
Net Assets
Beginning of Period	41,988,339	46,140,829
End of Period	56,520,713	41,988,339

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.85	$37.22	$37.39	$38.81	$35.03	$36.73
Investment Operations
Net Investment Income[1]	.249	.551	.775	.783	.750	.847
Net Realized and Unrealized Gain (Loss) on Investments	12.579	.607	2.628	.950	5.847	.096
Total from Investment Operations	12.828	1.158	3.403	1.733	6.597	.943
Distributions
Dividends from Net Investment Income	(.261)	(.635)	(.844)	(.740)	(.851)	(.781)
Distributions from Realized Capital Gains	(2.327)	(2.893)	(2.729)	(2.413)	(1.966)	(1.862)
Total Distributions	(2.588)	(3.528)	(3.573)	(3.153)	(2.817)	(2.643)
Net Asset Value, End of Period	$45.09	$34.85	$37.22	$37.39	$38.81	$35.03
Total Return[2]	38.18%	2.93%	10.82%	4.44%	19.60%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,258	$10,997	$12,119	$12,061	$13,638	$13,773
Ratio of Total Expenses to Average Net Assets[3]	0.34%	0.34%	0.33%	0.33%	0.34%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.61%	2.20%	2.04%	2.01%	2.46%
Portfolio Turnover Rate	11%	61%	32%	29%	32%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.01%), (0.03%), (0.03%), (0.02%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$61.84	$66.06	$66.35	$68.88	$62.18	$65.20
Investment Operations
Net Investment Income[1]	.471	1.027	1.426	1.443	1.377	1.552
Net Realized and Unrealized Gain (Loss) on Investments	22.326	1.065	4.675	1.682	10.376	.168
Total from Investment Operations	22.797	2.092	6.101	3.125	11.753	1.720
Distributions
Dividends from Net Investment Income	(.488)	(1.178)	(1.547)	(1.371)	(1.565)	(1.437)
Distributions from Realized Capital Gains	(4.129)	(5.134)	(4.844)	(4.284)	(3.488)	(3.303)
Total Distributions	(4.617)	(6.312)	(6.391)	(5.655)	(5.053)	(4.740)
Net Asset Value, End of Period	$80.02	$61.84	$66.06	$66.35	$68.88	$62.18
Total Return[2]	38.25%	3.00%	10.93%	4.52%	19.68%	2.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,263	$30,992	$34,022	$34,126	$35,514	$30,991
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.26%	0.25%	0.25%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.69%	2.28%	2.12%	2.09%	2.54%
Portfolio Turnover Rate	11%	61%	32%	29%	32%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.01%), (0.03%), (0.03%), (0.02%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Windsor II Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by

Windsor II Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Windsor II Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index since January 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a decrease of of $315,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,974,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Windsor II Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,490,335	1,623,845	—	54,114,180
Temporary Cash Investments	2,408,793	—	—	2,408,793
Total	54,899,128	1,623,845	—	56,522,973
Derivative Financial Instruments
Assets
Futures Contracts[1]	54,617	—	—	54,617
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,491,084
Gross Unrealized Appreciation	21,789,732
Gross Unrealized Depreciation	(703,226)
Net Unrealized Appreciation (Depreciation)	21,086,506
F.	During the six months ended April 30, 2021, the fund purchased $5,484,934,000 of investment securities and sold $7,496,896,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	417,331	10,038	1,105,745	35,975
Issued in Lieu of Cash Distributions	778,784	20,467	1,106,299	30,946
Redeemed	(1,221,304)	(29,883)	(2,572,734)	(76,946)
Net Increase (Decrease)—Investor Shares	(25,189)	622	(360,690)	(10,025)

Windsor II Fund
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,031,653	27,716	2,289,454	38,346
Issued in Lieu of Cash Distributions	2,162,058	32,031	3,023,063	47,668
Redeemed	(2,364,246)	(32,755)	(5,946,108)	(99,892)
Net Increase (Decrease)—Admiral Shares	1,829,465	26,992	(633,591)	(13,878)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Lazard Asset Management LLC (Lazard); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Aristotle Capital Management, LLC (Aristotle), and Sanders Capital, LLC (Sanders Capital). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided by Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.
Aristotle. Founded in 2010, Aristotle manages domestic, international, and global value strategies for institutional and individual clients. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies available at attractive valuations. Aristotle has managed a portion of the fund since 2019.
Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced sector analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of the subportfolios of Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the advisory fee rates of Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital were also well below the peer-group average.
The board did not consider the profitability of Lazard, Hotchkis and Wiley, Aristotle, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor II Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q732 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD WINDSOR FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference